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                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                  PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACT
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON AND
                             AFTER OCTOBER 7, 2011)

                       SUPPLEMENT DATED NOVEMBER 5, 2012
                                       TO
                      THE PROSPECTUS DATED APRIL 30, 2012,
           AS REVISED AND REPRINTED AUGUST 20, 2012 (AS SUPPLEMENTED)

This supplement describes a change to the GMIB Max and EDB Max optional benefits that will be available with Preference Premier variable annuity contracts (offered on and after October 7, 2011) issued in New Jersey by Metropolitan Life Insurance Company ("we," "us," or "our"). This change is effective for contracts issued in New Jersey based on applications and necessary information that we receive in Good Order at your Administrative Office after the close of the New York Stock Exchange on November 16, 2012. For contracts issued in New Jersey, this supplement replaces the prospectus supplement dated October 29, 2012.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If You would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 103432, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GMIB MAX III OPTIONAL BENEFIT, OR THE CURRENT VERSIONS OF THE GMIB MAX III AND EDB MAX III OPTIONAL BENEFITS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON NOVEMBER 16, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.   INTRODUCTION OF GMIB MAX IV; GMIB MAX III NO LONGER AVAILABLE

     A. Contracts issued in New Jersey, based on applications and necessary information that we receive, in Good Order, at your Administrative Office after the close of the New York Stock Exchange on November 16, 2012 may elect the GMIB Max IV optional living benefit. Both the GMIB Max IV and the GMIB Max III optional living benefits are described in detail in the prospectus and prospectus supplements. Differences between the GMIB Max IV and GMIB Max III include:

          .    DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE

               Under the GMIB Max IV, a "dollar-for-dollar withdrawal percentage" is used in calculating withdrawal adjustments to the Annual Increase Amount. The dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken.

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               If the first withdrawal is taken before the fifth Contract
               ----------------------------------------------------------
               Anniversary, the dollar-for-dollar withdrawal percentage is the
               ------------
               greater of:

                    (a)  4.5%; or

                    (b) the required minimum distribution rate (as defined in the "Living Benefits" section of the prospectus under "Description of GMIB Max IV - Annual Increase Rate").

               If the first withdrawal is taken before the fifth Contract Anniversary, item (a) will remain 4.5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If the first withdrawal is taken on or after the fifth Contract
               ---------------------------------------------------------------
               Anniversary, the dollar-for-dollar withdrawal percentage is
               ------------
               identical to the annual increase rate - that is, it is the greater of:

                    (a)  5%; or

                    (b)  the required minimum distribution rate.

               If the first withdrawal is taken on or after the fifth Contract Anniversary, item (a) will remain 5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB optional benefit. To receive dollar-for-dollar treatment of withdrawals under the GMIB Max IV optional benefit, You should: (1) limit your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage; and (2) only take withdrawals that are payable to You, as owner of the Contract (or the Annuitant, if the owner is a non-natural person), or to another payee we agree to.

          .    GMIB ANNUITY TABLE

               For GMIB Max IV, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum.

          .    ENHANCED PAY OUT RATES

               The GMIB Max IV purchase rates are enhanced under the following circumstances. If You select the GMIB Max IV and if:

                    (a)  You take no withdrawals prior to age 62;

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                    (b)  Your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and

                    (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

               Alternatively, if You select the GMIB Max IV and if:

                    (a)  You take no withdrawals prior to age 67;

                    (b) Your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an income base remaining; and

                    (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

              Then the annual income payments under the GMIB Max IV will equal or exceed 5% of the income base (calculated on the date the payments are determined).

  B. GMIB Max III will no longer be available for purchase in New Jersey, effective for applications and necessary information received at your Administrative Office after the close of the New York Stock Exchange on November 16, 2012.

II.  INTRODUCTION OF EDB MAX IV; EDB MAX III NO LONGER AVAILABLE

  A. Contracts issued in New Jersey, based on applications and necessary information that we receive, in Good Order, at your Administrative Office after the close of the New York Stock Exchange on November 16, 2012 may elect the EDB Max IV optional death benefit if they also elect the GMIB Max IV optional living benefit. Both the EDB Max IV and the EDB Max III optional death benefits are described in detail in the prospectus and prospectus supplements. Differences between the EDB Max IV and EDB Max III include:

     .   DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE

         Under the EDB Max IV, a "dollar-for-dollar withdrawal percentage" is used in calculating withdrawal adjustments to the Annual Increase Amount. The dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken.

         If the first withdrawal is taken before the fifth Contract Anniversary,
         -----------------------------------------------------------------------
         the dollar-for-dollar withdrawal percentage is the greater of:

                    (a)  4.5%; or

                    (b) the required minimum distribution rate (as defined in the "Enhanced Death Benefits" section of the prospectus under "Description of the EDB Max IV - Annual Increase Rate").

         If the first withdrawal is taken before the fifth Contract Anniversary, item (a) will remain 4.5%; it will never increase or decrease.

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          Item (b) only applies to IRAs and other contracts subject to Section
          401(a)(9) of the Internal Revenue Code.

          If the first withdrawal is taken on or after the fifth Contract
          ---------------------------------------------------------------
          Anniversary, the dollar-for-dollar withdrawal percentage is identical
          ------------
          to the annual increase rate - that is, it is the greater of:

                    (a)  5%; or

                    (b)  the required minimum distribution rate.

          If the first withdrawal is taken on or after the fifth Contract Anniversary, item (a) will remain 5%; it will never increase or decrease.

          Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.

          If in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit optional benefit. To receive dollar-for-dollar treatment of withdrawals under the EDB Max IV, You should: (1) limit your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage; (2) only take withdrawals that are payable to You, as owner of the Contract (or the Annuitant, if the owner is a non-natural person), or to another payee we agree to; and (3) not take withdrawals after the Contract Anniversary immediately prior to your 91st birthday.

  B. EDB Max III will no longer be available for purchase in New Jersey, effective for applications and necessary information received at your Administrative Office after the close of the New York Stock Exchange on November 16, 2012.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife
P.O. Box 10342
Des Moines, IA 50306-0342
(If purchased through a MetLife sales representative)
Telephone: (800) 638-7732

MetLife
P.O. Box 14594
Des Moines, IA 50306-0342
(If purchased through a NEF sales representative)
Telephone: (800) 435-4117

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